Segment Reporting (Tables)	6 Months Ended
Jun. 30, 2026
Segment Reporting [Abstract]
Schedule of Revenue by Reportable Operating Segment
The following table presents the Company’s revenue by reportable operating segment:

	Year ended December 31,
(in thousands)	2025	2024	2023
Energy revenue	$182,534	$185,225	$159,301
Other revenue	4,624	6,085	8,434
Contract amortization, net	(7,419)	(14,301)	(8,060)
Total IPP revenue	$179,739	$177,009	$159,675

Investment Management revenue	$11,482	$18,757	$13,490
Total net revenue	$191,221	$195,766	$173,165
The following table presents the Company’s revenue by reportable operating segment:

	Three months ended June 30,		Six months ended June 30,
(in thousands)	2026	2025	2026	2025
Energy revenue	$39,303	$50,100	$73,608	$94,080
Other revenue	924	1,290	1,371	1,591
Contract amortization, net	$(2,715)	$(3,067)	$(5,174)	$(146)
Total IPP revenue	$37,512	$48,323	$69,805	$95,525

Investment Management revenue	$4,373	$2,286	$6,891	$5,546
Total net revenue	$41,885	$50,609	$76,696	$101,071

Schedule of Reportable Segment Financial Results
Information on segments and reconciliations to consolidated revenues, consolidated operating expenses, consolidated operating income, consolidated loss before income taxes and consolidated depreciation and amortization for the periods indicated below were as follows:

	For the year ended December 31, 2025
(in thousands)	Independent Power Producer	Investment Management	All Other	Consolidated
Total segment net revenue	$179,739	$11,482	$—	$191,221
Operating expenses
Direct operating costs(1) (2)	$81,868	$12,712	$—	$94,580
General and administrative(3)	12,120	4,292	41,047	57,459
Change in fair value of contingent consideration	—	—	(300)	(300)
Depreciation, amortization and accretion	76,483	4,299	—	80,782
(Gain) loss on asset disposition	95,339	—	—	95,339
Impairment of long-lived assets, net and termination costs	46,846	—	—	46,846
Total segment operating expense	$312,656	$21,303	$40,747	$374,706
Total segment operating income (loss)	$(132,917)	$(9,821)	$(40,747)	$(183,485)
Interest income (expense), net				$(79,892)
Change in fair value of investments, net				(5,380)
Income from sale-leaseback transfer of tax benefits				32,951
Gain on liability extinguishment				15,417
Other income (expense), net				(2,624)
Income (loss) before income taxes				$(223,013)

	For the year ended December 31, 2024
(in thousands)	Independent Power Producer	Investment Management	All Other	Consolidated
Total segment net revenue	$177,009	$18,757	$—	$195,766
Operating expenses
Direct operating costs(1) (2)	$95,049	$16,700	$—	$111,749
General and administrative(3)	15,231	8,020	29,301	52,552
Change in fair value of contingent consideration	—	—	(39,348)	(39,348)
Depreciation, amortization and accretion	73,790	8,163	—	81,953
(Gain) loss on asset disposition	12,932	—	—	12,932
(Gain) loss on deconsolidation, net	(5,622)	—	—	(5,622)
Impairment of goodwill	200,338	20,976	—	221,314
Impairment of long-lived assets, net and termination costs	37,982	50,428	—	88,410
Total segment operating expense	$429,700	$104,287	$(10,047)	$523,940
Total segment operating income (loss)	$(252,691)	$(85,530)	$10,047	$(328,174)

Interest income (expense), net				$(7,612)
Change in fair value of investments, net				(14,701)
Income from sale-leaseback transfer of tax benefits				22,764
Other income (expense), net				2,436
Income (loss) before income taxes				$(325,287)

(in thousands)	For the year ended December 31, 2023
	Independent Power Producer	Investment Management	All Other	Consolidated
Total segment net revenue	$159,675	$13,490	$—	$173,165
Operating expenses
Direct operating costs(1) (2)	$91,911	$13,675	$—	$105,586
General and administrative(3)	13,992	3,680	42,945	60,617
Change in fair value of contingent consideration	—	—	(603)	(603)
Depreciation, amortization and accretion	116,506	9,237	—	125,743
Impairment of long-lived assets, net and termination costs	$59,294	$—	$—	59,294
Total segment operating expense	$281,703	$26,592	$42,342	$350,637
Total segment operating income (loss)	$(122,028)	$(13,102)	$(42,342)	$(177,472)

Interest income (expense), net				$(20,328)
Change in fair value of investments, net				932
Other expense, net				(267)
Income (loss) before income taxes				$(197,135)
__________________
(1)Direct operating costs within the IPP segment represent the costs to operate our fleet of renewable energy projects, including operations and maintenance, site lease expense, project-level insurance and property taxes, and other costs incurred at the project level. Additionally, the Company employs a dedicated team of technical asset managers to monitor the operational performance of the projects within IPP. The salaries, benefits and professional service costs directly related to the operations of IPP are included within Direct operating costs in the tables above and on the Consolidated Statements of Operations. Direct operating costs exclude any depreciation, amortization and accretion expense.
(2)Direct operating costs within the IM segment represent the costs for the investment management services for the managed funds. This includes the costs to raise and deploy capital for such funds.
(3)General and administrative costs for the IPP and IM segments primarily consist of allocable portions of salaries and other compensation, professional services and consulting fees and other related costs for overhead functions. Unallocated All Other expenses represent the portion of expenses relating to general corporate functions, including certain finance, legal, information technology, human resources, administrative and executive expenses including stock-based compensation, and other expenses not directly attributable to the reportable segments.

	Three months ended June 30, 2026
(in thousands)	Independent Power Producer	Investment Management	All Other	Consolidated
Total segment net revenue	$37,512	$4,373	$—	$41,885

Operating expenses
Direct operating costs(1) (2)	$18,582	$2,005	$—	$20,587
General and administrative(3)	1,510	791	11,464	13,765
Depreciation, amortization and accretion	15,296	898	—	16,194
(Gain) loss on asset disposition	(1,789)	—	—	(1,789)
Impairment of long-lived assets, net and termination costs	26,942	—	—	26,942
Total segment operating expense	$60,541	$3,694	$11,464	$75,699
Total segment operating income (loss)	$(23,029)	$679	$(11,464)	$(33,814)

Interest expense, net				$(4,325)
Change in fair value of investments, net				617
Income from sale-leaseback transfer of tax benefits				—
Gain on liability extinguishment				—
Other income (expense), net				(1,236)

Loss before income taxes				$(38,758)
Income tax (expense) benefit				998
Net loss				$(37,760)
Less: Net loss attributable to noncontrolling interests				(49,080)
Net income (loss) attributable to Greenbacker Renewable Energy Company LLC				$11,320

	Three months ended June 30, 2025
(in thousands)	Independent Power Producer	Investment Management	All Other	Consolidated
Total segment net revenue	$48,323	$2,286	$—	$50,609

Operating expenses
Direct operating costs(1) (2)	$22,077	$2,677	$—	$24,754
General and administrative(3)	3,700	1,189	5,453	10,342
Change in fair value of contingent consideration	—	—	(300)	(300)
Depreciation, amortization and accretion	19,233	(354)	—	18,879
(Gain) loss on asset disposition	13,801	—	—	13,801
Impairment of long-lived assets, net and termination costs	4,980	—	—	4,980
Total segment operating expense	$63,791	$3,512	$5,153	$72,456
Total segment operating income (loss)	$(15,468)	$(1,226)	$(5,153)	$(21,847)

Interest expense, net				$(25,900)
Change in fair value of investments, net				(652)
Gain on liability extinguishment				15,417
Other income (expense), net				646

Loss before income taxes				$(32,336)

	Six months ended June 30, 2026
(in thousands)	Independent Power Producer	Investment Management	All Other	Consolidated
Total segment net revenue	$69,805	$6,891	$—	$76,696

Operating expenses
Direct operating costs(1) (2)	$35,711	$3,991	$—	$39,702
General and administrative(3)	4,340	1,944	19,543	25,827
Depreciation, amortization and accretion	30,952	2,073	—	33,025
(Gain) loss on asset disposition	(1,584)	—	—	(1,584)
Impairment of long-lived assets, net and termination costs	27,405	—	—	27,405
Total segment operating expense	$96,824	$8,008	$19,543	$124,375
Total segment operating income (loss)	$(27,019)	$(1,117)	$(19,543)	$(47,679)

Interest expense, net				$(16,397)
Change in fair value of investments, net				(5,128)
Income from sale-leaseback transfer of tax benefits				10,188
Gain on liability extinguishment				—
Other income (expense), net				(1,083)

Loss before income taxes				$(60,099)
Income tax (expense) benefit				(5,175)
Net loss				$(65,274)
Less: Net loss attributable to noncontrolling interests				(49,268)
Net income (loss) attributable to Greenbacker Renewable Energy Company LLC				$(16,006)

	Six months ended June 30, 2025
(in thousands)	Independent Power Producer	Investment Management	All Other	Consolidated
Total segment net revenue	$95,525	$5,546	$—	$101,071

Operating expenses
Direct operating costs(1) (2)	$40,711	$7,941	$—	$48,652
General and administrative(3)	6,984	2,491	17,913	27,388
Change in fair value of contingent consideration	—	—	(300)	(300)
Depreciation, amortization and accretion	38,449	2,058	—	40,507
(Gain) loss on asset disposition	13,814	—	—	13,814
Impairment of long-lived assets, net and termination costs	18,645	—	—	18,645
Total segment operating expense	$118,603	$12,490	$17,613	$148,706
Total segment operating income (loss)	$(23,078)	$(6,944)	$(17,613)	$(47,635)

Interest expense, net				$(62,466)
Change in fair value of investments, net				338
Income from sale-leaseback transfer of tax benefits				10,188
Gain on liability extinguishment				15,417
Other income (expense), net				794

Loss before income taxes				$(83,364)
__________________
(1)Direct operating costs within the IPP segment represent the costs to operate our fleet of renewable energy projects, including operations and maintenance, site lease expense, project-level insurance and property taxes, and other costs incurred at the project level. Additionally, the Company employs a dedicated team of technical asset managers to monitor the operational performance of the projects within IPP. The salaries, benefits and professional service costs directly related to the operations of IPP are included within Direct operating costs in the tables above and on the Consolidated Statements of Operations. Direct operating costs exclude any depreciation, amortization and accretion expense.
(2)Direct operating costs within the IM segment represent the costs for the investment management services for the managed funds. This includes the costs to raise and deploy capital for such funds.
(3)General and administrative costs for the IPP and IM segments primarily consist of allocable portions of salaries and other compensation, professional services and consulting fees and other related costs for overhead functions. Unallocated All Other expenses represent the portion of expenses relating to general corporate functions, including certain finance, legal, information technology, human resources, administrative and executive expenses including stock-based compensation, and other expenses not directly attributable to the reportable segments.